Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 14,443	$ 13,091
Marketable securities	18,764	22,516
Accounts receivable:
Trade (net of provision for doubtful accounts of $5,641 and $6,892 as of December 31, 2010 and 2011 respectively)	19,402	19,860
Other	686	1,312
Fair value of embedded currency conversion derivatives	206	893
Deferred taxes	2,449	1,657
Prepaid expenses	2,223	2,145
Total current assets	58,173	61,474
Fair value of embedded currency conversion derivatives	591	1,185
Deposits and long-term prepaid expenses	2,043	2,201
Long- term land lease prepaid expenses	7,642	7,709
Deferred taxes		501
Assets held for employees severance payments	1,757	2,015
Fixed assets, at cost, less accumulated depreciation and amortization	45,495	40,779
Goodwill	3,734	3,734
Intangible assets, at cost, less accumulated amortization	586	897
Total assets	120,021	120,495
Liabilities and shareholders' equity
Trade	11,547	13,194
Other	2,335	2,510
Fair value of embedded currency conversion derivatives	990	349
Deferred income	8,787	8,456
Total current liabilities	23,659	24,509
Long-term liabilities
Deferred income	7,192	7,619
Fair value of embedded currency conversion derivatives	980	772
Liability in respect of employees severance payments	1,819	2,058
Deferred taxes	1,664	1,125
Total long-term liabilities	11,655	11,574
Total liabilities	35,314	36,083
Commitments, contingent liabilities and liens
Shareholders' equity
Ordinary shares NIS 0.01 par value each (20,000,000 shares authorized as of December 31, 2010 and 2011; 17,346,561 shares issued and fully paid as of December 31, 2010 and 2011)	40	40
Additional paid in capital	53,010	52,893
Retained earnings	31,727	31,555
Accumulated other comprehensive loss	(70)	(76)
Total shareholders' equity	84,707	84,412
Total liabilities and shareholders' equity	$ 120,021	$ 120,495